Stock Options, Stock Appreciation Rights and Warrants (Details Textual) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Options outstanding	4,562,000	4,724,000	4,728,000
2003 Stock Option Plan [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares authorized to issue	2,500,000	2,500,000
Options outstanding	2,117,000	2,279,000
2014 Stock Option Plan [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares authorized to issue	3,000,000	3,000,000
Options outstanding	990,000	990,000
Additional number of shares authorized to issue	5,000,000	5,000,000
Stock Appreciation Rights (SARs) [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Options outstanding	1,455,000	1,455,000
Additional number of shares authorized to issue	1,455,000